Supplementary Oil And Gas Information (Unaudited) - Oil and Natural Gas Liquids Narrative (Details) - MMBbls	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Oil and Gas, Proved Reserve, Quantity [Line Items]
Sales of reserves in place (in MMbbl)	2
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Oil and Gas, Proved Reserve, Quantity [Line Items]
Change in proved developed and undeveloped reserves, net (in MMbbl)	607	(639)	(383)
Extensions and discoveries (in MMbbl)	93	280	205
Improved recovery (in MMbbl)	21	75	56
Sales of reserves in place (in MMbbl)	2	1	0
Purchases of reserves in place (in MMbbl)	839	0	288
Production (in MMbbl)	299	298	274
Economic revisions due to prices (in MMbbl)	(179)	485	(792)
Revisions of prior estimates (in MMbbl)	136	98	134